Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 148,835	$ 147,196	$ 152,327
Operating expenses:
Cost of revenues		(43,209)	(39,388)	(39,549)
Selling and marketing		(69,441)	(75,289)	(76,200)
General and administrative		(4,724)	(3,499)	(5,658)
Research and development		(5,173)	(3,428)	(1,635)
Total operating expenses		(122,547)	(121,604)	(123,042)
Income from operations		26,288	25,592	29,285
Other income (expenses):
Interest income, net		69	262	3
Change in fair value of warrant liability				86
Other (expenses) income, net		(663)	80	1,215
Total other (expenses) income		(594)	342	1,304
Income before income tax		25,694	25,934	30,589
Income tax (expense) benefit		(73)	34	(61)
Net income		25,621	25,968	30,528
Less: net gain attributable to non-controlling interest		4	2	51
Net income attributable to Cheer Holding, Inc.’s shareholders		25,617	25,966	30,477
Other comprehensive gain (loss)
Unrealized foreign currency translation gain (loss)		14,604	(8,175)	(2,233)
Comprehensive income		40,225	17,793	28,295
Less: comprehensive gain (loss) attributable to non-controlling interests		8	(1)	3
Comprehensive income attributable to Cheer Holding, Inc.’s shareholders		$ 40,217	$ 17,794	$ 28,292
Earnings per ordinary share
Basic (in Dollars per share)	[1]	$ 24.07	$ 125.72	$ 150.31
Dilutive (in Dollars per share)	[1]	$ 24.07	$ 125.72	$ 150.31
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	[1]	1,064,433	206,544	172,750
Dilutive (in Shares)	[1]	1,064,433	206,544	172,750

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 (Note 1).